Schedule of Long term deposit (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Long Term Deposit
Rental deposit	$ 55,322	$ 431,972	$ 431,972
Long term deposit	$ 55,322	$ 431,972	$ 431,972